Related-Party Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related-Party Transactions	Related-Party Transactions

The Trustee and Occidental are parties in interest as defined by ERISA.  The Trustee invests certain Plan assets in its Collective Short-Term Investment Fund and the Oxy Stock Fund.  Such transactions qualify as party-in-interest transactions permitted by the Department of Labor regulations. Occidental paid approximately $969,000 and $841,000 on behalf of the Plan to various vendors for the Plan’s administrative expenses during 2025 and 2024, respectively.